EQUITY (Details)	12 Months Ended
	Dec. 31, 2013	Nov. 19, 2013	Mar. 12, 2013	Jan. 16, 2013
Class of Warrant or Right [Line Items]
Options Authorized	1,820,575	171,450	42,857	142,857
Options Granted	1,285,595
Shares Exercised	93,805
Shares Forfeited/Expired	208,810
Options Outstanding	982,980
Option Plan 2004 [Member]
Class of Warrant or Right [Line Items]
Options Authorized	142,857
Options Granted	142,857
Shares Exercised	67,460
Shares Forfeited/Expired	24,287
Options Outstanding	51,110
Option Plan 2005 [Member]
Class of Warrant or Right [Line Items]
Options Authorized	142,857
Options Granted	142,857
Shares Exercised	10,000
Shares Forfeited/Expired	58,572
Options Outstanding	74,285
Option Plan 2006 [Member]
Class of Warrant or Right [Line Items]
Options Authorized	314,285
Options Granted	310,102
Shares Exercised	6,304
Shares Forfeited/Expired	65,882
Options Outstanding	237,916
Option Plan 2007 [Member]
Class of Warrant or Right [Line Items]
Options Authorized	28,571
Options Granted	25,714
Shares Exercised	0
Shares Forfeited/Expired	4,285
Options Outstanding	21,429
Option Plan 2009 [Member]
Class of Warrant or Right [Line Items]
Options Authorized	285,714
Options Granted	358,440
Shares Exercised	10,041
Shares Forfeited/Expired	55,784
Options Outstanding	292,615
Option Plan 2013 [Member]
Class of Warrant or Right [Line Items]
Options Authorized	906,291
Options Granted	305,625
Shares Exercised	0
Shares Forfeited/Expired	0
Options Outstanding	305,625